Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of AGM Holdings' subsidiaries
Name	Date of Incorporation	Place of Incorporation	Percentage of Effective Ownership	Principal Activities
AGM Technology Limited (“AGM HK”)	May 21, 2015	Hong Kong	100%	Online trading service
AGM Tianjin Construction Development Co., Ltd. (“AGM Tianjin”) formerly Shenzhen AnGaoMeng Financial Technology Service Co., Ltd.	October 13, 2015	China	100%	Holding entity
Beijing AnGaoMeng Technology Service Co., Ltd. (“AGM Beijing”)	November 13, 2015	China	100%	Software development and provider
Nanjing Xingaomeng Software Technology Co., Ltd. (AGM Nanjing”)	September 28, 2016	China	100%	Software development and provider
AGM Software Service LTD (“AGM Software”)	June 14, 2017	BVI	100%	Core technology service provider
*Anyi Network Inc. (“Anyi Network”)	September 29, 2017	Cayman	100%	Software development and provider
*Anyi Technology Limited (“Anyi Technology”)	October 23, 2017	Hong Kong	100%	Product marketing hub
*Jiangsu AnyiWang Network Technology Co., Ltd. (“Jiangsu AnYiWang”)	November 13, 2017	China	100%	Software development and provider
*Beijing AnyiWang Technology Co., Ltd. (“Beijing AnYiWang”)	January 2, 2018	China	100%	Software development and provider
*Changzhou AnyiWang Network Technology Co., Ltd. (“Changzhou AnYiWang”)	November 27, 2017	China	100%	Software development and provider
*Lianyungang AnyiWang Software Co., Ltd. (“Lianyungang AnYiWang”)	November 20, 2017	China	100%	Software development and provider
*Tongshan Naquan Technology Service Co., Ltd. (“Tongshan Naquan”)	May 3, 2018	China	100%	Software development and provider
*Hubei AnYiWang Network Technology Co., Ltd. (“Hubei AnYiWang”)	March 8, 2018	China	100%	Software development and provider
Nanjing Lucun Semiconductor Co., Ltd. (“Nanjing Lucun”)	June 17, 2021	China	100%	Semiconductor provider
AGM Defi Lab Ptd Limited (“AGM Defi Lab”)	July 30, 2021	Singapore	100%	Software development and provider
AGM Defi Tech Limited (“AGM Defi Tech”)	August 8, 2021	Hong Kong	100%	Software development and provider